RELATED PARTY TRANSACTIONS	12 Months Ended
Apr. 30, 2012
RELATED PARTY TRANSACTIONS

NOTE 12.  RELATED PARTY TRANSACTIONS

The Company loaned money to various entities who have non-controlling interests with the Company.  Those loans are notes receivables, secured by assets and machinery of the various mines or businesses indicated below.  Because the borrowers under the notes have business in which the Company has an interest, the Company believes the borrowers are considered as related parties.  Total amount of the related party transactions are approximately $6.1 million as of April 30, 2012 which is tabled below.  While in the prior year, as of April 30, 2011, total related party transactions amounted transaction amounts to approximately $7.4 million including approximately $5.5 million is a loan to non controlling interest shareholders of 2 Mines, approximately $1.5 million for an advance to a KMC manager for the development of the Tian-Ri Coal Mine.

Borrowers	USD	Maturity	Collateralized by
Associates to TianRi Coal Mine	$ 1,614,984	May 1, 2015	Mining equipment
Associates to SuTsong	2,869,284	May 1, 2015	Mine Assets
Associates to DuPuAn	973,237	May 1, 2015	Mine Assets
Yunnan Tinnan Co. Ltd.	443,128	May 1, 2015	Mine Assets
Others	195,984	Various dates
	$ 6,096,617

As of April 30, 2012 and 2011, the Company had the following other payables to the related parties:

Payable-related party	2012	2011*
Payable to previous owners of ZoneLin (less non-current)	$-	$200,000
Payable to Robert Lee	1,647,933	650,000
Share to be issued to Board of Directors and Officers	215,480	-
Payable to previous owners of DaPing Coal Mine	15,388,508	17,064,815
Total current Payable-related party	$17,251,921	$17,914,815
Payable to previous owners of ZoneLin (less non-current)	$304,951	$800,000
Total Payable-related party	$17,556,872	$18,714,815

Total Payable-related party was $17.3 million as of April 30, 2012. None of these payables bear interest and they are not collateralized by any assets of the Company. $15 million was part of the consideration payable to the owner of the acquisition of DaPing coal mine during the year ended April 30, 2012. $1.6 million was a temporary interest free loan to support funding of the Bowie mine (long-term receivable) loaned by Robert Lee, who was the Company’s officer in prior years. Robert Lee is a shareholder and he is no longer an officer of the Company..

As of April 30, the Company’s had the following due to officers:

Due to officers/directors	2012	2011*
Dickson Lee	$243,334	$420,000
Clayton Fong	111,333	-
Shirley Kiang	60,000	-
Total due to officers/directors	$414,667	$420,000-

In 2012, Dickson Lee, Clayton Fong and Shirley Kiang, officer and/or directors of the Company, loaned the Company $0.4 million temporary interest free loans to support funding of the Bowie mine (long-term receivable).